Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                       Facsimile:  303-220-9902


April 26, 2006

Ronald E. Alper
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:     American Antiquities, Inc.
        Amendment No. 1 to
        Registration Statement on Form SB-2
        Filed February 14, 2006
        File No. 333-130446

Dear Mr. Alper:

Pursuant to your comment letter dated March 13, 2006, please note the following responses.

General

1.   Please clarify whether you will deduct any of the offering
expenses from the funds raised in this offering.   Please clarify on
the front cover page of the prospectus whether the registrant will receive all of the funds raised in this offering without deduction of
offering expenses.   See Item 501(a)(9)(iv) of Regulation S-B.

     The disclosure has been revised for clarity as follows:

                                     Per Unit     Minimum         Maximum
                                              Offering Price   Offering Price
Price to Public                        $.25      $50,000        $500,000
Proceeds to American Antiquities       $.25      $50,000        $500,000
  before expenses

The expenses for this offering are estimated at $43,200 for the minimum offering amount and $52,700 for the maximum offering amount.

Prospectus Summary, page 5
2.   We note your response to our prior comment nine from our letter of
January 27, 2006 and we reissue the comment.   It appears that a
summary of the company?s balance sheet, such as cash and liabilities, along with operating expenses to date, would be important information to an investor when making an investment decision. Please revise accordingly.



    The following disclosure has been added:

Selected Financial Data
                                                       October 31, 2005
Balance Sheet
Total Assets                                              $40,850
Total Liabilities                                         $ 2,525
Shareholders Equity                                       $38,325

Statement of Income
Revenue                                                   $     0
Total Expense                                             $ 1,205
Net Income (Loss)                                         $(1,205)

Risk Factors, page 6
3. We note your response to our prior comment ten and we reissue the comment. In the first paragraph, please revise your disclosure to clarify that you discuss all material risks in this section.

   The disclosure has been revised for clarity as follows:

American Antiquities' business is subject to numerous risk factors. The following is a discussion of all of the material risks relating to the offering and our business.

4.   There appears to be language missing at the end of risk factor
one.   Please revise accordingly.

The last sentence in risk factor one has been revised to include the missing language.

The going concern opinion may limit our ability to obtain the financing required to stay in business, in which case you could lose your entire investment.

5. Please reconcile the risk described in the subheading of risk factor five with the risk discussed in the narrative.

     Risk factor five has been revised as follows:

5. Our inability to obtain sufficient collectibles merchandise from key antiques and collectibles vendors could have a material adverse effect on our financial condition and results of operations.

Our performance depends, in large part, on our ability to purchase antiques and collectibles merchandise in sufficient quantities at competitive prices. We will have to develop strategic relationships with key antiques and collectibles vendors to obtain long-term purchase contracts or other contractual assurances of supply, pricing or access to new products. We have no long-term purchase contracts or other contractual assurances of supply, pricing or access to new products. Because customers of antiques and collectibles merchandise often collect specific product lines, our inability to obtain collectibles merchandise from a particular vendor could have a material adverse effect on our financial condition and results of operations.

6. In risk factor 11, we note the deletion of the disclosure that management is involved in other matters and will only devote a portion
of their time to the company.   It appears that this disclosure would
be important to investors.   Please consider adding a separate risk
factor that discusses this risk.

The following risk factor has been added.

12. Our management have other business interests, they may not be able or willing to devote a sufficient amount of time to our business operations, causing our business to fail.

Our management is involved in other matters and will only devote a portion of their time to us. Our officers are currently contributing their time on an ?as needed? basis. After the completion of the offering, the officers will devote approximately 15-20 hours per week until operations increase. While our officers presently possess adequate time to attend to our interests, it is possible that the demands on our officers and directors from their other obligations could increase with the result that they would no longer be able to devote sufficient time to the management of our business.

Risk Factors Relating to this Offering, page 10
7. We reissue prior comment 16 from our letter of January 27, 2006. In the narrative of risk fact seven, please correct the reference to the Securities and Exchange Commission.

The typo in the reference to the Securities and Exchange
Commission has been corrected.

Business, page 14
8.   Please name the relative of Kevin T. Quinlan from whom the company
leases space on a month-to-month basis for $50 per month.   Also
reconcile this disclosure with the statement on page 26 that the ?board of directors approved the payment of $50 per month to . . . Kevin T. Quinlan . . for use of office space.?

Kevin T. Quinlan is paying rent while he resides with his parents, John and Ann Quinlan. He is subleasing a dedicated portion of the area he already rents for use as the company office.

The disclosure has been reconciled for accuracy.

Operations, page 13
9.   Please describe in more detail the types of antiques and
collectible items that company intends to purchase and resell.   See
Item 101(b)(1) of Regulation S-B.

The disclosure has been revised to include more detail of the types of antiques and collectible items

We have not yet begun operations.   We plan to purchase antiques
and collectible items for resale, accept items on consignment, and to sell items through various auctions and internet websites. We will purchase any item which we believe we can make a reasonable profit on resale. These items may include, but are not limited to:

   -  furniture;
   -  vehicles;
   -  jewelry;
   -  art;
   -  collectible glass;
   -  antique toys;
   -  china;
   -  silverware;
   -  antique clocks
   -  stamps; and
   -  coins


Marketing Strategy, page 15
10. Under ?Internet,? please describe in more detail the activities that make up the monthly costs.

The disclosure has been revised as follows:

     Internet: We estimate the monthly costs of these activities to be approximately $300. Monthly internet expenses are comprised of commission fees, listing fees and web site hosting fees. These fees will vary, depending on the cost of the items, the specific web sites used and the number of items listed.
These costs will be passed to the consignor(s) of the items we offer on the various auction sites. These costs will be the same whether an item is consigned or we own the items.

Other
11. We note your response to our prior comment 35 and we reissue the comment. Please describe any patents, trademarks or licenses, or if the company has none, please affirmatively disclose. See Item
101(b)(7) of Regulation S-B.

It has been disclosed that the company does not have any patents, trademarks or licenses.

Use of Proceeds
12. We note your response to our prior comment 38. Please explain the difference between the line item ?Inventory? and ?Purchase of sale and/or auction items.?

The use of proceeds have been revised to combine the amounts allotted for inventory and purchase of sale and/or auction items under ?Purchase of sale and/or auction items? for clarity.

13. Please explain in more detail the statement on page 18 that ?[i]f less than the maximum offering amount is obtained, officers and directors have verbally agreed to advance the funds to pay for the remainder of the offering expenses at each level of funding.? It is uncertain from the disclosure what portion of the expenses would be paid by officers and directors. Please revise this section and similar disclosure on pages 22 and 27.

The disclosure has been revised as follows:

If less than the maximum offering amount is obtained, officers and directors have verbally agreed to advance any funds necessary to pay offering expenses not covered by the proceeds received at each level of funding. The advances are to be repaid when sufficient revenues are obtained.

Capital and Source of Liquidity, page 21
14.   Please disclose the current amount of cash available.

The current amount of cash available has been disclosed.

Plan of Operations, page 22
15. Please describe in the plan of operations that costs and when the company expects to: 1) make purchases for resale and to resell such items at trade shows, retail outlets or through internet websites; 2) accept consignments for sale and resell at trade shows, to customers through mailing lists, retail outlets or through the internet; 3) make purchases for auction and sell through live auctions on Ebay, Yahoo, TIAS or other web applications; 4) accept consignments for auction and sell on online auctions; and 5) attend trade shows and make exhibits. Please describe any conditions or milestones which need to be completed in order for other milestones to be purchased or completed.

The following disclosure has been added.

Upon successful completion of this offering, we will:
   - make purchases for resale and to resell such items at trade shows, retail outlets or through internet websites
   - accept consignments for sale and resell at trade shows, to customers through mailing lists, retail outlets or through the internet
   - make purchases for auction and sell through live auctions on Ebay, Yahoo, TIAS or other web applications;
   - accept consignments for auction and sell on online auctions; and
   -  attend trade shows and make exhibits.

The costs and expenses involved in pursuing these actions are variable and will be based on market conditions. There is no way to determine specific costs in advance.

Please note, it had already been disclosed that no one milestone needs to be complete to pursue any other milestone. No further disclosure was added.

Management, page 24
16.   We note your response to our prior comment 51 and we reissue the
first part of the comment.    Please clearly state whether each officer
is currently employed with other companies and, if yes, please state whether the person is full-time or par-time with such company.

The disclosure has been revised to clearly state whether each officer is currently employed with other companies and whether they are employed on a full-time or part-time basis.

Joseph A. Merkel. Mr. Merkel has been an officer and director since June 6, 2005. From 1999 to the present, he has been president of Merkel?s Auction Specialists, Inc., dba Merkel?s Auctioneers and Appraisers in Michigan. As president, Mr. Merkel manages and acts, on a part time basis, as auctioneer for live, onsite auctions. Management is of the opinion that no possible conflicts of interest exist due to Mr. Merkel?s position as American Antiquities does not intend to engage in any live, onsite public auctions. From 1997 to 1999, he was president and head grader of Sports Guaranty Corporation in New Jersey. As head grader, he was the primary person responsible for the grading of items. He set the standards for defining the condition of the time(s) being graded and reviewed the grading done by others who work for him. In 2000, he developed and trained the staff of SCD Authentics, a sports collectible company in Wisconsin. Since 2001, Mr. Merkel has been a full time real estate agent for Gary Lillie & Associates, Inc., a company engaged in the sales and auctioneering of real estate. Since October 2003, Mr. Merkel has been an officer of Midwest Sports Collectibles, Inc., a company in the business of buying and selling sports and non-sports collectibles. Mr. Merkel attended Michigan State University from 1985 through 1988.

Kevin T. Quinlan.   Mr. Quinlan has been chief financial officer
and a director of American Antiquities since June 2005. From December 2003 to present, Mr. Quinlan has been employed full time at the Chicago Board of Trade. From December 2003 to February 2006, Mr. Quinlan worked full time as a desk manager for Linn
Group, a commodity trading and investment firm.   From August
2002 to April 2003, Mr. Quinlan was a senior customer service representative for Allstate Financial, an insurance and annuity
company.   Mr. Quinlan graduated from Illinois State University
in August 2002 with a bachelor of arts degree in history.

17.   We note your response to our prior comment 52 and we reissue the
comment.   Please disclose the duties of Mr. Merkel as president of
Merkel?s Auction Specialists, Inc. and discuss any possible conflicts of interest.

The disclosure has been revised. See response to comment 16 above.

Shares Eligible For Future Sale, page 28
18.   We note your response to our prior comment 57 and we reissue in
part our prior comment.   Please disclose when the 6,500,000 shares
were issued in order to clarify whether the persons have held such
shares for one year.   See Item 201(a)(2)(ii) of Regulation S-B

The date the 6,500,000 were issued has been disclosed for clarity.



Plan of Distribution, page 28
19.   Please correct the reference to the company on page 29.   There
is a reference to Advanced Mineral Technologies.

The reference has been corrected.

20.   We note your response to our prior comment 60 and we reissue the
comment.   Please identify any finders and, if there are no finders,
please affirmatively disclose in the prospectus.

It has been affirmatively disclosed that there are no finders.

Very truly yours,

/s/Jody M. Walker
------------------
Jody M. Walker